INCOME TAXES (Details 3)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Statutory rate	25.00%	25.00%	25.00%
Effect of preferential tax treatment	(2.00%)	(30.00%)	218.00%
Effect of different tax jurisdiction	(3.00%)	10.00%	(156.00%)
Permanent book-tax difference	9.00%	(4.00%)	1757.00%
Change in valuation allowance	(2.00%)	76.00%	(2078.00%)
Utilization of tax loss previously not recognized	0.00%	(43.00%)	0.00%
Under/(Over) provision in prior year	(29.00%)	(2.00%)	32.00%
Reversal of contingent tax liability	90.00%
Effective income tax rate	88.00%	32.00%	(202.00%)